UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class Z : FIWDX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.61%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$13,585,628,993
Number of Holdings	1,050
Portfolio Turnover	87%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.2
US Treasury Bonds	6.1
Freddie Mac Multifamily Structured Pass Through Certificates	2.7
German Federal Republic	2.6
Freddie Mac Gold Pool	1.0
TransDigm Inc	1.0
Fannie Mae Guaranteed REMICS	0.8
Republic of Turkiye/The	0.7
Bank of America Corp	0.7
Fannie Mae Mortgage pass-thru certificates	0.6
33.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916027.100    3286-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class C : FSRCX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.71%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$13,585,628,993
Number of Holdings	1,050
Portfolio Turnover	87%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.2
US Treasury Bonds	6.1
Freddie Mac Multifamily Structured Pass Through Certificates	2.7
German Federal Republic	2.6
Freddie Mac Gold Pool	1.0
TransDigm Inc	1.0
Fannie Mae Guaranteed REMICS	0.8
Republic of Turkiye/The	0.7
Bank of America Corp	0.7
Fannie Mae Mortgage pass-thru certificates	0.6
33.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916028.100    523-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class I : FSRIX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.71%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$13,585,628,993
Number of Holdings	1,050
Portfolio Turnover	87%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.2
US Treasury Bonds	6.1
Freddie Mac Multifamily Structured Pass Through Certificates	2.7
German Federal Republic	2.6
Freddie Mac Gold Pool	1.0
TransDigm Inc	1.0
Fannie Mae Guaranteed REMICS	0.8
Republic of Turkiye/The	0.7
Bank of America Corp	0.7
Fannie Mae Mortgage pass-thru certificates	0.6
33.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916030.100    648-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class A : FSTAX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.95%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$13,585,628,993
Number of Holdings	1,050
Portfolio Turnover	87%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.2
US Treasury Bonds	6.1
Freddie Mac Multifamily Structured Pass Through Certificates	2.7
German Federal Republic	2.6
Freddie Mac Gold Pool	1.0
TransDigm Inc	1.0
Fannie Mae Guaranteed REMICS	0.8
Republic of Turkiye/The	0.7
Bank of America Corp	0.7
Fannie Mae Mortgage pass-thru certificates	0.6
33.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916025.100    260-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Strategic Income Fund Fidelity® Strategic Income Fund : FADMX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Income Fund	$ 33	0.66%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$13,585,628,993
Number of Holdings	1,050
Portfolio Turnover	87%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.2
US Treasury Bonds	6.1
Freddie Mac Multifamily Structured Pass Through Certificates	2.7
German Federal Republic	2.6
Freddie Mac Gold Pool	1.0
TransDigm Inc	1.0
Fannie Mae Guaranteed REMICS	0.8
Republic of Turkiye/The	0.7
Bank of America Corp	0.7
Fannie Mae Mortgage pass-thru certificates	0.6
33.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916026.100    3082-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class M : FSIAX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.95%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$13,585,628,993
Number of Holdings	1,050
Portfolio Turnover	87%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.2
US Treasury Bonds	6.1
Freddie Mac Multifamily Structured Pass Through Certificates	2.7
German Federal Republic	2.6
Freddie Mac Gold Pool	1.0
TransDigm Inc	1.0
Fannie Mae Guaranteed REMICS	0.8
Republic of Turkiye/The	0.7
Bank of America Corp	0.7
Fannie Mae Mortgage pass-thru certificates	0.6
33.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916029.100    638-TSRS-0824

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Strategic Income Fund

Semi-Annual Report
June 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Strategic Income Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 28.5%
		Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.5%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
DISH Network Corp.:
0% 12/15/25		16,561	12,174
3.375% 8/15/26		24,978	15,490
			27,664
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/27 (b)		2,824	6,099

FINANCIALS - 0.0%
Capital Markets - 0.0%
Coinbase Global, Inc. 0.25% 4/1/30 (c)		3,680	3,544

INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed, Inc. 1.875% 12/1/29		51,247	28,237

TOTAL CONVERTIBLE BONDS			65,544
Nonconvertible Bonds - 28.0%
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.7%
Altice France SA:
5.125% 1/15/29(c)		1,265	825
5.125% 7/15/29(c)		39,385	25,900
5.5% 1/15/28(c)		9,830	6,732
5.5% 10/15/29(c)		29,470	19,423
Frontier Communications Holdings LLC:
5% 5/1/28(c)		11,730	11,051
5.875% 10/15/27(c)		6,300	6,151
Qwest Corp. 7.25% 9/15/25		955	929
Sable International Finance Ltd. 5.75% 9/7/27 (c)		13,364	12,875
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		9,200	8,694
			92,580
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (c)		4,175	3,709

Media - 0.9%
Altice Financing SA:
5% 1/15/28(c)		8,025	6,102
5.75% 8/15/29(c)		11,895	8,636
DISH DBS Corp. 5.75% 12/1/28 (c)		6,925	4,801
DISH Network Corp. 11.75% 11/15/27 (c)		27,490	26,954
Gannett Holdings LLC 6% 11/1/26 (c)		4,000	3,819
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(c)		7,310	6,062
6.75% 10/15/27(c)		6,107	5,720
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)		1,655	1,153
Sirius XM Radio, Inc.:
3.875% 9/1/31(c)		5,645	4,608
4% 7/15/28(c)		4,890	4,417
5% 8/1/27(c)		4,610	4,413
Univision Communications, Inc.:
4.5% 5/1/29(c)		5,760	4,841
7.375% 6/30/30(c)		18,475	17,185
8.5% 7/31/31(c)		3,900	3,788
Videotron Ltd. 5.125% 4/15/27 (c)		7,325	7,212
VZ Secured Financing BV 5% 1/15/32 (c)		11,130	9,490
Ziggo BV 4.875% 1/15/30 (c)		4,805	4,272
			123,473
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd. 6.875% 9/15/27 (c)		18,890	18,124
Millicom International Cellular SA 4.5% 4/27/31 (c)		1,040	893
VMED O2 UK Financing I PLC 4.75% 7/15/31 (c)		9,930	8,375
			27,392
TOTAL COMMUNICATION SERVICES			247,154

CONSUMER DISCRETIONARY - 3.4%
Automobile Components - 0.3%
Adient Global Holdings Ltd. 7% 4/15/28 (c)		2,805	2,871
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (c)		5,595	5,662
Dana, Inc. 4.5% 2/15/32		4,150	3,564
Hertz Corp.:
4.625% 12/1/26(c)		2,800	2,031
5% 12/1/29(c)		3,460	2,125
5.5%(b)(c)(d)		6,540	213
6%(b)(c)(d)		5,785	521
6.25%(b)(d)		6,775	220
7.125%(b)(c)(d)		6,315	568
12.625% 7/15/29(c)		1,245	1,287
Macquarie AirFinance Holdings:
6.4% 3/26/29(c)		1,805	1,836
6.5% 3/26/31(c)		2,760	2,838
8.125% 3/30/29(c)		4,100	4,334
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)		7,155	6,627
Tenneco, Inc. 8% 11/17/28 (c)		8,245	7,506
			42,203
Automobiles - 0.0%
McLaren Finance PLC 7.5% 8/1/26 (c)		3,860	3,355

Broadline Retail - 0.0%
Angi Group LLC 3.875% 8/15/28 (c)		3,385	2,909

Distributors - 0.0%
Windsor Holdings III, LLC 8.5% 6/15/30 (c)		2,790	2,912

Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)		4,235	4,074
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (c)		5,300	5,267
Service Corp. International 4% 5/15/31		5,750	5,121
TKC Holdings, Inc. 6.875% 5/15/28 (c)		9,328	9,044
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)		4,750	4,644
			28,150
Hotels, Restaurants & Leisure - 2.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(c)		5,685	5,325
4% 10/15/30(c)		23,490	20,678
4.375% 1/15/28(c)		6,265	5,909
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (c)		2,720	2,449
Boyd Gaming Corp. 4.75% 6/15/31 (c)		7,140	6,471
Carnival Corp.:
4% 8/1/28(c)		26,560	24,943
7% 8/15/29(c)		2,830	2,934
7.625% 3/1/26(c)		10,595	10,700
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)		8,655	9,370
Churchill Downs, Inc.:
5.75% 4/1/30(c)		6,975	6,775
6.75% 5/1/31(c)		5,595	5,625
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(c)		11,750	10,700
6.75% 1/15/30(c)		15,885	13,950
Garden SpinCo Corp. 8.625% 7/20/30 (c)		2,545	2,748
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(c)		3,350	3,072
4% 5/1/31(c)		5,020	4,493
4.875% 1/15/30		11,025	10,582
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		5,210	5,119
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)		3,955	3,668
Light & Wonder International, Inc. 7.5% 9/1/31 (c)		2,745	2,836
McDonald's Corp. 4.25% 3/7/35 (Reg. S)	EUR	7,433	8,216
Merlin Entertainments PLC 5.75% 6/15/26 (c)		4,580	4,512
MGM Resorts International 4.75% 10/15/28		6,740	6,417
NCL Corp. Ltd. 5.875% 2/15/27 (c)		5,580	5,507
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (c)		5,640	5,788
Papa John's International, Inc. 3.875% 9/15/29 (c)		2,555	2,261
Premier Entertainment Sub LLC:
5.625% 9/1/29(c)		5,095	3,664
5.875% 9/1/31(c)		1,015	690
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(c)		4,165	4,101
6.25% 3/15/32(c)		5,295	5,339
7.25% 1/15/30(c)		2,810	2,910
8.25% 1/15/29(c)		12,500	13,198
9.25% 1/15/29(c)		16,510	17,625
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (c)		5,630	5,320
Station Casinos LLC 4.625% 12/1/31 (c)		4,155	3,703
Studio City Finance Ltd. 5% 1/15/29 (c)		3,255	2,865
Voc Escrow Ltd. 5% 2/15/28 (c)		10,470	10,149
Yum! Brands, Inc. 4.625% 1/31/32		5,905	5,431
			266,043
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (c)		4,105	3,669
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)		4,370	3,909
Century Communities, Inc. 3.875% 8/15/29 (c)		4,225	3,767
LGI Homes, Inc. 8.75% 12/15/28 (c)		2,680	2,791
Tempur Sealy International, Inc.:
3.875% 10/15/31(c)		7,360	6,152
4% 4/15/29(c)		7,905	7,129
TopBuild Corp. 3.625% 3/15/29 (c)		3,030	2,719
TRI Pointe Homes, Inc. 5.7% 6/15/28		8,715	8,547
			38,683
Specialty Retail - 0.5%
Arko Corp. 5.125% 11/15/29 (c)		4,190	3,648
Asbury Automotive Group, Inc.:
4.5% 3/1/28		1,987	1,883
4.625% 11/15/29(c)		4,555	4,210
4.75% 3/1/30		1,980	1,835
5% 2/15/32(c)		4,915	4,453
Bath & Body Works, Inc.:
6.625% 10/1/30(c)		6,650	6,671
6.75% 7/1/36		8,920	8,881
7.5% 6/15/29		5,030	5,181
Carvana Co.:
12% 12/1/28 pay-in-kind(c)(e)		1,848	1,987
13% 6/1/30 pay-in-kind(c)(e)		2,785	3,048
14% 6/1/31 pay-in-kind(c)(e)		3,309	3,722
LBM Acquisition LLC 6.25% 1/15/29 (c)		8,415	7,438
LCM Investments Holdings 8.25% 8/1/31 (c)		3,345	3,490
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28(c)		5,700	5,295
7.75% 2/15/29(c)		4,135	4,027
Wand NewCo 3, Inc. 7.625% 1/30/32 (c)		5,325	5,500
			71,269
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(c)		2,820	2,455
4.25% 3/15/29(c)		4,325	3,942
Kontoor Brands, Inc. 4.125% 11/15/29 (c)		2,420	2,191
			8,588
TOTAL CONSUMER DISCRETIONARY			464,112

CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 3.95% 3/22/44 (Reg. S)	EUR	11,708	12,315
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)		3,135	3,024
			15,339
Consumer Staples Distribution & Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(c)		5,285	4,754
4.625% 1/15/27(c)		13,797	13,327
4.875% 2/15/30(c)		23,423	22,135
C&S Group Enterprises LLC 5% 12/15/28 (c)		5,155	3,710
KeHE Distributor / Nextwave 9% 2/15/29 (c)		9,625	9,865
Performance Food Group, Inc.:
4.25% 8/1/29(c)		3,955	3,601
5.5% 10/15/27(c)		5,345	5,228
U.S. Foods, Inc. 7.25% 1/15/32 (c)		2,735	2,838
United Natural Foods, Inc. 6.75% 10/15/28 (c)		4,680	4,225
			69,683
Food Products - 0.4%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)		3,790	3,579
Darling Ingredients, Inc. 6% 6/15/30 (c)		6,615	6,504
Fiesta Purchaser, Inc. 7.875% 3/1/31 (c)		5,015	5,182
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(c)		5,575	5,063
4.375% 1/31/32(c)		2,790	2,488
Post Holdings, Inc.:
4.5% 9/15/31(c)		12,110	10,855
4.625% 4/15/30(c)		6,415	5,895
5.5% 12/15/29(c)		11,940	11,521
Simmons Foods, Inc. 4.625% 3/1/29 (c)		4,295	3,777
			54,864
Household Products - 0.0%
Kronos Acquisition Holdings, Inc. 8.25% 6/30/31 (c)(f)		5,190	5,195
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)		1,025	857
			6,052
Personal Care Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (c)		6,925	7,097

TOTAL CONSUMER STAPLES			153,035

ENERGY - 4.0%
Energy Equipment & Services - 0.6%
Borr IHC Ltd. / Borr Finance Ltd.:
10% 11/15/28(c)		3,926	4,088
10.375% 11/15/30(c)		1,327	1,383
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (c)		2,735	2,871
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)		4,056	4,385
Nabors Industries Ltd. 7.5% 1/15/28 (c)		5,660	5,401
Nabors Industries, Inc. 9.125% 1/31/30 (c)		5,390	5,584
Noble Finance II LLC 8% 4/15/30 (c)		2,805	2,919
NuStar Logistics LP 6% 6/1/26		7,285	7,274
Seadrill Finance Ltd. 8.375% 8/1/30 (c)		5,560	5,811
Transocean Titan Finance Ltd. 8.375% 2/1/28 (c)		5,815	6,002
Transocean, Inc.:
8% 2/1/27(c)		3,591	3,579
8.25% 5/15/29(c)		1,955	1,963
8.5% 5/15/31(c)		1,955	1,956
8.75% 2/15/30(c)		10,062	10,564
Valaris Ltd. 8.375% 4/30/30 (c)		2,745	2,842
Vallourec SA 7.5% 4/15/32 (c)		5,325	5,511
Viridien 8.75% 4/1/27 (c)		5,895	5,618
			77,751
Oil, Gas & Consumable Fuels - 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(c)		4,305	4,173
5.75% 1/15/28(c)		10,640	10,460
BP Capital Markets BV 4.323% 5/12/35 (Reg. S)	EUR	21,714	24,042
Chesapeake Energy Corp.:
5.875% 2/1/29(c)		3,115	3,084
6.75% 4/15/29(c)		4,415	4,423
7%(b)(d)		3,985	0
8%(b)(d)		1,240	0
8%(b)(d)		1,955	0
Citgo Petroleum Corp.:
6.375% 6/15/26(c)		4,665	4,639
7% 6/15/25(c)		13,580	13,576
8.375% 1/15/29(c)		12,030	12,399
Civitas Resources, Inc. 8.625% 11/1/30 (c)		5,415	5,806
CNX Midstream Partners LP 4.75% 4/15/30 (c)		2,970	2,676
CNX Resources Corp.:
6% 1/15/29(c)		3,200	3,131
7.375% 1/15/31(c)		2,885	2,950
Comstock Resources, Inc.:
5.875% 1/15/30(c)		15,170	14,116
6.75% 3/1/29(c)		8,110	7,860
CQP Holdco LP / BIP-V Chinook Holdco LLC:
5.5% 6/15/31(c)		12,715	12,053
7.5% 12/15/33(c)		7,110	7,375
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)		2,450	2,430
CVR Energy, Inc.:
5.75% 2/15/28(c)		24,505	22,723
8.5% 1/15/29(c)		18,735	18,812
DT Midstream, Inc.:
4.125% 6/15/29(c)		4,285	3,959
4.375% 6/15/31(c)		4,285	3,903
EG Global Finance PLC 12% 11/30/28 (c)		41,430	44,110
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)		10,149	10,244
Energy Transfer LP 5.5% 6/1/27		12,065	12,101
EnLink Midstream LLC 6.5% 9/1/30 (c)		8,635	8,838
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (c)		3,315	3,407
Gran Tierra Energy, Inc. 9.5% 10/15/29 (c)		3,310	3,159
Hess Midstream Operations LP:
4.25% 2/15/30(c)		4,590	4,213
5.125% 6/15/28(c)		6,600	6,390
5.5% 10/15/30(c)		2,775	2,682
5.625% 2/15/26(c)		9,140	9,071
HF Sinclair Corp.:
5% 2/1/28(c)		4,350	4,214
6.375% 4/15/27(c)		2,780	2,786
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)		7,130	7,042
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (c)		6,965	7,370
Kinetik Holdings LP 5.875% 6/15/30 (c)		4,180	4,119
MEG Energy Corp. 7.125% 2/1/27 (c)		2,520	2,555
Mesquite Energy, Inc. 7.25% (b)(c)(d)		12,834	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	3,936
5.625% 5/1/27		3,665	3,623
NGPL PipeCo LLC 4.875% 8/15/27 (c)		1,800	1,760
Northern Oil & Gas, Inc.:
8.125% 3/1/28(c)		2,715	2,746
8.75% 6/15/31(c)		5,510	5,782
Occidental Petroleum Corp. 7.2% 3/15/29		2,440	2,589
Parkland Corp.:
4.5% 10/1/29(c)		4,420	4,046
4.625% 5/1/30(c)		5,540	5,053
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		15,760	15,366
7.875% 9/15/30(c)		8,145	8,338
Permian Resources Operating LLC 5.875% 7/1/29 (c)		4,055	3,999
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (c)		6,775	7,005
SM Energy Co.:
5.625% 6/1/25		4,400	4,381
6.625% 1/15/27		12,830	12,779
6.75% 9/15/26		3,175	3,176
Southwestern Energy Co.:
5.375% 3/15/30		5,630	5,439
5.7% 1/23/25(h)		149	149
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		5,515	5,158
4.5% 4/30/30		5,550	5,134
7% 9/15/28(c)		2,735	2,803
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(c)		280	268
6% 3/1/27(c)		2,815	2,774
6% 9/1/31(c)		5,355	5,005
Talos Production, Inc.:
9% 2/1/29(c)		2,345	2,461
9.375% 2/1/31(c)		2,660	2,808
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		6,345	6,055
Teine Energy Ltd. 6.875% 4/15/29 (c)		4,420	4,325
Unit Corp. 0% 12/1/29 (b)		1,660	0
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(c)		3,525	3,210
4.125% 8/15/31(c)		3,525	3,163
6.25% 1/15/30(c)		11,160	11,326
			461,548
TOTAL ENERGY			539,299

FINANCIALS - 4.4%
Banks - 0.8%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (e)	EUR	5,810	6,032
Banco Santander SA 5.75% 8/23/33 (Reg. S) (e)	EUR	17,100	19,098
Bank of Ireland Group PLC 6.75% 3/1/33 (Reg. S) (e)	EUR	3,700	4,249
Banque Federative du Credit Mutuel SA 3.75% 2/3/34 (Reg. S)	EUR	3,400	3,620
Barclays PLC:
4.506% 1/31/33 (Reg. S)(e)	EUR	17,677	19,292
5.262% 1/29/34 (Reg. S)(e)	EUR	10,548	12,067
Commerzbank AG:
4.625% 1/17/31 (Reg. S)(e)	EUR	5,600	6,113
6.5% 12/6/32 (Reg. S)(e)	EUR	2,700	3,052
6.75% 10/5/33 (Reg. S)(e)	EUR	5,400	6,221
HSBC Holdings PLC Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (e)(i)	EUR	10,572	12,004
NatWest Group PLC 5.763% 2/28/34 (Reg. S) (e)	EUR	17,280	19,345
			111,093
Capital Markets - 0.8%
AssuredPartners, Inc.:
5.625% 1/15/29(c)		4,720	4,415
7.5% 2/15/32(c)		2,650	2,660
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)		7,265	6,779
Coinbase Global, Inc.:
3.375% 10/1/28(c)		13,780	11,814
3.625% 10/1/31(c)		8,370	6,711
Deutsche Bank AG 4% 6/24/32 (Reg. S) (e)	EUR	37,300	38,956
Hightower Holding LLC 6.75% 4/15/29 (c)		2,870	2,685
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (c)		3,985	3,738
MSCI, Inc. 4% 11/15/29 (c)		1,920	1,794
UBS Group AG:
4.125% 6/9/33 (Reg. S)(e)	EUR	7,926	8,563
4.75% 3/17/32 (Reg. S)(e)	EUR	12,713	14,231
			102,346
Consumer Finance - 0.9%
Ally Financial, Inc.:
8% 11/1/31		16,761	18,474
8% 11/1/31		51,348	56,667
OneMain Finance Corp.:
4% 9/15/30		3,340	2,867
5.375% 11/15/29		5,560	5,214
6.625% 1/15/28		4,415	4,431
7.125% 3/15/26		32,900	33,431
7.875% 3/15/30		2,675	2,758
			123,842
Financial Services - 0.5%
Block, Inc. 3.5% 6/1/31		5,745	4,956
Compass Group Diversified Holdings LLC 5% 1/15/32 (c)		2,765	2,502
CRH SMW Finance DAC 4.25% 7/11/35 (Reg. S)	EUR	16,057	17,543
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		6,375	5,451
5.25% 5/15/27		18,665	17,522
6.25% 5/15/26		9,630	9,554
James Hardie International Finance Ltd. 5% 1/15/28 (c)		5,270	5,084
MGIC Investment Corp. 5.25% 8/15/28		4,725	4,600
NCR Atleos Corp. 9.5% 4/1/29 (c)		4,090	4,420
			71,632
Insurance - 1.4%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(c)		4,230	3,903
7.5% 11/6/30(c)		2,605	2,607
8.25% 2/1/29(c)		12,510	12,571
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27(c)		6,740	6,311
5.875% 11/1/29(c)		4,180	3,911
6.75% 10/15/27(c)		19,655	19,387
6.75% 4/15/28(c)		16,406	16,432
7% 1/15/31(c)		4,590	4,637
AmWINS Group, Inc. 4.875% 6/30/29 (c)		4,105	3,819
ASR Nederland NV 7% 12/7/43 (Reg. S) (e)	EUR	27,852	33,665
GTCR AP Finance, Inc. 8% 5/15/27 (c)		2,715	2,721
HUB International Ltd.:
5.625% 12/1/29(c)		16,470	15,576
7.25% 6/15/30(c)		17,925	18,375
7.375% 1/31/32(c)		6,655	6,749
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	12,900	12,809
NN Group NV 6% 11/3/43 (Reg. S) (e)	EUR	11,341	13,112
Panther Escrow Issuer LLC 7.125% 6/1/31 (c)		9,115	9,219
Sampo Oyj 2.5% 9/3/52 (Reg. S) (e)	EUR	2,579	2,377
USI, Inc. 7.5% 1/15/32 (c)		3,540	3,595
			191,776
TOTAL FINANCIALS			600,689

HEALTH CARE - 1.6%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/28 (c)		2,795	2,412

Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 3.875% 11/1/29 (c)		2,790	2,537
Bausch + Lomb Corp. 8.375% 10/1/28 (c)		5,470	5,600
Hologic, Inc. 4.625% 2/1/28 (c)		2,505	2,397
			10,534
Health Care Providers & Services - 0.9%
180 Medical, Inc. 3.875% 10/15/29 (c)		2,995	2,711
Cano Health, Inc. 6.25% 10/1/28 (c)(d)		1,865	2
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(c)		11,430	8,987
5.25% 5/15/30(c)		8,305	6,847
6% 1/15/29(c)		4,940	4,360
6.125% 4/1/30(c)		10,425	7,295
10.875% 1/15/32(c)		8,565	8,914
DaVita, Inc.:
3.75% 2/15/31(c)		2,075	1,770
4.625% 6/1/30(c)		15,850	14,323
HealthEquity, Inc. 4.5% 10/1/29 (c)		2,950	2,757
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)		3,250	2,290
Molina Healthcare, Inc.:
3.875% 11/15/30(c)		6,345	5,641
3.875% 5/15/32(c)		5,560	4,818
4.375% 6/15/28(c)		4,690	4,414
Tenet Healthcare Corp.:
5.125% 11/1/27		10,955	10,721
6.125% 6/15/30		13,945	13,847
6.25% 2/1/27		20,050	20,037
6.75% 5/15/31		2,715	2,756
			122,490
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (c)		5,660	5,522

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
4% 3/15/31(c)		6,035	5,383
4.25% 5/1/28(c)		2,045	1,930
			7,313
Pharmaceuticals - 0.5%
Bausch Health Companies, Inc.:
4.875% 6/1/28(c)		7,635	5,714
5.75% 8/15/27(c)		8,145	6,465
6.125% 2/1/27(c)		14,026	11,677
11% 9/30/28(c)		2,275	2,025
Bayer AG:
5.375% 3/25/82 (Reg. S)(e)	EUR	3,300	3,362
6.625% 9/25/83 (Reg. S)(e)	EUR	1,700	1,840
7% 9/25/83 (Reg. S)(e)	EUR	10,100	11,157
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(c)		10,200	9,473
5.125% 4/30/31(c)		8,890	7,985
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		2,775	2,674
5.125% 5/9/29		2,775	2,669
7.875% 9/15/29		2,805	3,014
			68,055
TOTAL HEALTH CARE			216,326

INDUSTRIALS - 4.5%
Aerospace & Defense - 1.2%
Bombardier, Inc.:
6% 2/15/28(c)		2,815	2,783
7.125% 6/15/26(c)		1,458	1,479
7.25% 7/1/31(c)		2,610	2,680
7.875% 4/15/27(c)		6,429	6,445
8.75% 11/15/30(c)		4,055	4,383
BWX Technologies, Inc. 4.125% 6/30/28 (c)		6,400	5,974
Moog, Inc. 4.25% 12/15/27 (c)		2,025	1,917
Rolls-Royce PLC 5.75% 10/15/27 (c)		6,560	6,590
TransDigm, Inc.:
4.625% 1/15/29		9,290	8,668
5.5% 11/15/27		68,140	66,862
6.375% 3/1/29(c)		8,150	8,191
6.625% 3/1/32(c)		2,650	2,677
6.75% 8/15/28(c)		12,760	12,888
6.875% 12/15/30(c)		21,975	22,433
7.125% 12/1/31(c)		5,390	5,554
Triumph Group, Inc. 9% 3/15/28 (c)		3,376	3,539
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (c)		4,205	3,686
			166,749
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/30 (c)		6,985	7,072

Building Products - 0.2%
Advanced Drain Systems, Inc.:
5% 9/30/27(c)		1,400	1,369
6.375% 6/15/30(c)		2,780	2,790
Carrier Global Corp. 4.5% 11/29/32	EUR	10,150	11,363
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (c)		3,920	3,948
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)		1,865	1,721
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29		4,830	4,492
			25,683
Commercial Services & Supplies - 1.1%
Artera Services LLC 8.5% 2/15/31 (c)		11,060	11,386
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(c)		5,414	4,938
4.625% 6/1/28(c)		3,736	3,404
Brand Industrial Services, Inc. 10.375% 8/1/30 (c)		20,835	22,516
Clean Harbors, Inc. 6.375% 2/1/31 (c)		2,350	2,356
CoreCivic, Inc. 8.25% 4/15/29		14,760	15,257
Covanta Holding Corp.:
4.875% 12/1/29(c)		9,642	8,801
5% 9/1/30		8,005	7,235
GFL Environmental, Inc.:
4% 8/1/28(c)		4,200	3,904
4.75% 6/15/29(c)		5,705	5,384
6.75% 1/15/31(c)		3,980	4,060
Madison IAQ LLC:
4.125% 6/30/28(c)		5,345	4,985
5.875% 6/30/29(c)		4,265	3,968
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (c)		22,560	21,658
OpenLane, Inc. 5.125% 6/1/25 (c)		6,210	6,119
The Brink's Co. 4.625% 10/15/27 (c)		7,200	6,896
The GEO Group, Inc.:
8.625% 4/15/29(c)		9,115	9,336
10.25% 4/15/31(c)		6,505	6,806
Williams Scotsman, Inc. 7.375% 10/1/31 (c)		2,735	2,815
			151,824
Construction & Engineering - 0.4%
AECOM 5.125% 3/15/27		7,490	7,360
Arcosa, Inc. 4.375% 4/15/29 (c)		4,130	3,835
Bouygues SA 5.375% 6/30/42 (Reg. S)	EUR	18,400	22,207
Pike Corp.:
5.5% 9/1/28(c)		18,325	17,583
8.625% 1/31/31(c)		6,710	7,108
			58,093
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/29 (c)		5,910	5,426

Ground Transportation - 0.7%
Uber Technologies, Inc.:
4.5% 8/15/29(c)		12,675	12,077
6.25% 1/15/28(c)		5,520	5,526
7.5% 9/15/27(c)		31,625	32,245
8% 11/1/26(c)		29,170	29,423
XPO, Inc.:
6.25% 6/1/28(c)		2,790	2,798
7.125% 2/1/32(c)		4,015	4,115
			86,184
Machinery - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (c)		4,830	4,764
ATS Corp. 4.125% 12/15/28 (c)		4,630	4,219
Chart Industries, Inc. 7.5% 1/1/30 (c)		7,420	7,668
			16,651
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (c)		4,240	3,784

Passenger Airlines - 0.5%
Air Canada 3.875% 8/15/26 (c)		4,230	4,024
Allegiant Travel Co. 7.25% 8/15/27 (c)		4,365	4,154
American Airlines, Inc.:
7.25% 2/15/28(c)		9,260	9,266
8.5% 5/15/29(c)		8,875	9,221
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (c)		13,870	13,494
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(c)		4,670	3,409
8% 9/20/25(c)		1,420	1,037
United Airlines, Inc.:
4.375% 4/15/26(c)		14,560	14,065
4.625% 4/15/29(c)		8,725	8,126
			66,796
Professional Services - 0.0%
TriNet Group, Inc. 3.5% 3/1/29 (c)		4,545	4,045

Trading Companies & Distributors - 0.1%
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (c)		4,040	4,226
Foundation Building Materials, Inc. 6% 3/1/29 (c)		3,110	2,760
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)		10,040	9,059
			16,045
TOTAL INDUSTRIALS			608,352

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (c)		4,370	4,136
CPI CG, Inc. 10% 7/15/29 (c)(f)		2,595	2,692
TTM Technologies, Inc. 4% 3/1/29 (c)		4,540	4,166
			10,994
IT Services - 0.2%
Acuris Finance U.S. 5% 5/1/28 (c)		4,315	3,832
ASGN, Inc. 4.625% 5/15/28 (c)		5,670	5,347
CA Magnum Holdings 5.375% 10/31/26 (c)		2,230	2,133
Camelot Finance SA 4.5% 11/1/26 (c)		6,365	6,153
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(c)		6,060	5,473
5.25% 12/1/27(c)		5,665	5,547
Unisys Corp. 6.875% 11/1/27 (c)		3,685	3,234
			31,719
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.875% 9/1/28 (c)		6,765	6,243
Synaptics, Inc. 4% 6/15/29 (c)		3,500	3,171
			9,414
Software - 1.0%
Clarivate Science Holdings Corp.:
3.875% 7/1/28(c)		5,025	4,667
4.875% 7/1/29(c)		4,755	4,413
Cloud Software Group, Inc. 6.5% 3/31/29 (c)		46,745	44,890
Elastic NV 4.125% 7/15/29 (c)		11,340	10,354
Fair Isaac Corp. 4% 6/15/28 (c)		6,420	6,005
Gen Digital, Inc. 5% 4/15/25 (c)		6,360	6,316
ION Trading Technologies Ltd.:
5.75% 5/15/28(c)		5,780	5,282
9.5% 5/30/29(c)		3,900	3,976
MicroStrategy, Inc. 6.125% 6/15/28 (c)		9,960	9,654
NCR Voyix Corp.:
5% 10/1/28(c)		3,385	3,196
5.25% 10/1/30(c)		13,370	12,220
Open Text Corp. 6.9% 12/1/27 (c)		5,000	5,189
Open Text Holdings, Inc.:
4.125% 2/15/30(c)		3,220	2,904
4.125% 12/1/31(c)		2,490	2,189
PTC, Inc.:
3.625% 2/15/25(c)		3,755	3,709
4% 2/15/28(c)		3,715	3,497
UKG, Inc. 6.875% 2/1/31 (c)		3,980	4,030
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)		8,925	7,718
			140,209
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
8.25% 12/15/29		9,200	9,867
8.5% 7/15/31		5,975	6,435
			16,302
TOTAL INFORMATION TECHNOLOGY			208,638

MATERIALS - 2.3%
Chemicals - 0.7%
Air Products & Chemicals, Inc. 4% 3/3/35	EUR	8,899	9,674
BASF AG 4.25% 3/8/32 (Reg. S)	EUR	13,500	15,013
Consolidated Energy Finance SA 12% 2/15/31 (c)		4,240	4,373
Ingevity Corp. 3.875% 11/1/28 (c)		6,715	6,093
LSB Industries, Inc. 6.25% 10/15/28 (c)		9,723	9,377
NOVA Chemicals Corp. 8.5% 11/15/28 (c)		3,635	3,857
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(c)		7,070	6,431
7.125% 10/1/27(c)		3,445	3,458
9.75% 11/15/28(c)		13,941	14,749
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (c)		3,770	3,503
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)		6,435	6,222
The Scotts Miracle-Gro Co. 4% 4/1/31		5,930	5,116
W.R. Grace Holding LLC:
5.625% 8/15/29(c)		7,105	6,549
7.375% 3/1/31(c)		2,810	2,848
			97,263
Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (c)		10,810	11,469
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29(c)		6,525	6,285
7.25% 1/15/31(c)		4,060	4,197
			21,951
Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(c)		3,025	2,658
4% 9/1/29(c)		6,050	5,120
6% 6/15/27(c)		2,785	2,737
Cascades, Inc.:
5.125% 1/15/26(c)		3,310	3,259
5.375% 1/15/28(c)		3,310	3,186
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30 (c)		21,190	20,738
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	17,084
7.5% 12/15/96		7,695	8,176
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)		3,720	3,514
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)		3,585	3,200
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)		2,570	2,485
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (c)		5,635	5,748
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (c)		2,815	2,808
Trident TPI Holdings, Inc. 12.75% 12/31/28 (c)		2,765	3,020
			83,733
Metals & Mining - 0.8%
Alcoa Nederland Holding BV:
4.125% 3/31/29(c)		7,735	7,174
6.125% 5/15/28(c)		2,110	2,101
7.125% 3/15/31(c)		2,135	2,194
Algoma Steel SCA 0% 12/31/24 (b)		1,518	0
Arsenal AIC Parent LLC 8% 10/1/30 (c)		3,285	3,447
ATI, Inc.:
4.875% 10/1/29		2,795	2,613
5.125% 10/1/31		2,480	2,292
7.25% 8/15/30		2,745	2,834
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(c)		4,615	4,367
4.875% 3/1/31(c)		4,615	4,069
6.75% 4/15/30(c)		9,035	8,939
Compass Minerals International, Inc. 6.75% 12/1/27 (c)		9,315	8,902
Eldorado Gold Corp. 6.25% 9/1/29 (c)		4,225	4,032
ERO Copper Corp. 6.5% 2/15/30 (c)		4,180	4,033
First Quantum Minerals Ltd.:
8.625% 6/1/31(c)		7,775	7,728
9.375% 3/1/29(c)		6,235	6,515
FMG Resources August 2006 Pty Ltd.:
4.375% 4/1/31(c)		4,420	3,950
4.5% 9/15/27(c)		5,450	5,208
HudBay Minerals, Inc. 4.5% 4/1/26 (c)		3,600	3,522
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)		6,615	6,189
Mineral Resources Ltd.:
8% 11/1/27(c)		2,785	2,849
8.125% 5/1/27(c)		11,025	11,111
8.5% 5/1/30(c)		2,065	2,138
9.25% 10/1/28(c)		4,830	5,069
Murray Energy Corp.:
11.25%(b)(c)(d)		5,925	0
12% pay-in-kind(b)(c)(d)(e)		6,364	0
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)		2,015	1,854
			113,130
TOTAL MATERIALS			316,077

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (c)		4,190	3,827
Iron Mountain, Inc.:
4.875% 9/15/29(c)		14,590	13,749
5% 7/15/28(c)		6,370	6,102
5.25% 7/15/30(c)		5,915	5,622
5.625% 7/15/32(c)		5,915	5,617
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		6,700	4,366
4.625% 8/1/29		10,950	7,948
5% 10/15/27		21,010	17,352
Prologis International Funding II SA:
3.125% 6/1/31 (Reg. S)	EUR	22,000	22,250
4.625% 2/21/35 (Reg. S)	EUR	8,863	9,763
SBA Communications Corp. 3.875% 2/15/27		9,720	9,263
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (c)		3,390	2,050
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28(c)		9,350	7,645
6.5% 2/15/29(c)		5,660	3,609
10.5% 2/15/28(c)		1,075	1,053
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29(c)		6,695	6,188
4.25% 12/1/26(c)		12,650	12,200
4.625% 12/1/29(c)		7,220	6,833
			145,437
Real Estate Management & Development - 0.2%
Greystar Real Estate Partners 7.75% 9/1/30 (c)		2,435	2,564
SELP Finance SARL:
0.875% 5/27/29 (Reg. S)	EUR	5,520	5,078
3.75% 8/10/27 (Reg. S)	EUR	10,184	10,854
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(c)		6,480	6,205
5.875% 6/15/27(c)		5,610	5,585
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)		3,045	2,820
			33,106
TOTAL REAL ESTATE			178,543

UTILITIES - 2.1%
Electric Utilities - 1.3%
Clearway Energy Operating LLC:
3.75% 1/15/32(c)		2,795	2,376
4.75% 3/15/28(c)		4,055	3,875
Electricite de France SA:
4.625% 1/25/43 (Reg. S)	EUR	13,200	13,986
4.75% 6/17/44 (Reg. S)	EUR	9,900	10,605
EnBW International Finance BV 4.3% 5/23/34 (Reg. S)	EUR	16,104	17,822
Energias de Portugal SA:
1.875% 3/14/82 (Reg. S)(e)	EUR	5,600	5,203
5.943% 4/23/83 (Reg. S)(e)	EUR	900	1,004
NextEra Energy Partners LP 7.25% 1/15/29 (c)		2,675	2,743
NRG Energy, Inc.:
3.375% 2/15/29(c)		3,080	2,740
3.625% 2/15/31(c)		6,110	5,240
3.875% 2/15/32(c)		582	500
5.75% 1/15/28		19,350	19,199
ORSTED A/S 5.25% 12/8/22 (Reg. S) (e)	EUR	5,900	6,405
Pacific Gas & Electric Co.:
3.95% 12/1/47		2,711	1,941
4% 12/1/46		8,299	5,961
4.3% 3/15/45		3,690	2,836
PG&E Corp.:
5% 7/1/28		13,615	13,100
5.25% 7/1/30		5,150	4,918
Vistra Operations Co. LLC:
4.375% 5/1/29(c)		11,110	10,345
5% 7/31/27(c)		13,800	13,349
5.5% 9/1/26(c)		9,975	9,837
5.625% 2/15/27(c)		17,455	17,162
7.75% 10/15/31(c)		5,470	5,696
			176,843
Gas Utilities - 0.3%
Southern Natural Gas Co. LLC:
7.35% 2/15/31		14,890	15,868
8% 3/1/32		9,400	10,674
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (c)		5,750	5,178
			31,720
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)		3,735	3,655
RWE AG 4.125% 2/13/35 (Reg. S)	EUR	9,787	10,644
Sunnova Energy Corp.:
5.875% 9/1/26(c)		1,350	1,050
11.75% 10/1/28(c)		8,050	5,756
			21,105
Multi-Utilities - 0.2%
E.ON SE 4.125% 3/25/44 (Reg. S)	EUR	7,017	7,425
Engie SA 4.25% 3/6/44 (Reg. S)	EUR	9,500	9,875
National Grid PLC 4.275% 1/16/35 (Reg. S)	EUR	13,049	14,171
			31,471
Water Utilities - 0.1%
Suez SACA 2.375% 5/24/30 (Reg. S)	EUR	16,800	16,568

TOTAL UTILITIES			277,707

TOTAL NONCONVERTIBLE BONDS			3,809,932
TOTAL CORPORATE BONDS (Cost $3,969,633)			3,875,476

U.S. Government and Government Agency Obligations - 22.7%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.0%
Tennessee Valley Authority:
5.25% 9/15/39	2,106	2,183
5.375% 4/1/56	3,503	3,668
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,851
U.S. Treasury Obligations - 22.6%
U.S. Treasury Bills, yield at date of purchase 5.32% to 5.33% 7/25/24 to 8/1/24 (j)	11,430	11,381
U.S. Treasury Bonds:
2% 8/15/51	136,164	81,794
2.25% 2/15/52	115,400	73,513
2.5% 2/15/45	216,056	154,117
3% 5/15/45	20,100	15,623
3% 2/15/49	128,820	97,576
3.625% 2/15/53	105,566	89,805
3.625% 5/15/53	11,450	9,744
4.125% 8/15/53	56,659	52,761
4.25% 2/15/54	54,910	52,285
4.375% 8/15/43	56,431	54,469
4.75% 2/15/37	74,200	77,011
5.25% 2/15/29	5,406	5,618
U.S. Treasury Notes:
0.375% 12/31/25	158,357	148,095
0.375% 1/31/26	13,900	12,955
0.625% 7/31/26	24,000	22,078
0.75% 3/31/26	46,052	42,947
0.75% 8/31/26	139,549	128,341
1% 7/31/28	49,141	42,924
1.125% 10/31/26	17,300	15,965
1.125% 8/31/28	339,517	297,457
1.25% 12/31/26	33,922	31,271
1.25% 9/30/28	38,280	33,639
1.375% 10/31/28	8,911	7,858
1.5% 1/31/27	40,989	37,934
1.5% 11/30/28	6,930	6,133
1.625% 9/30/26	3,093	2,895
1.75% 1/31/29	41,434	36,944
1.875% 2/28/27	242,560	226,282
2.125% 5/15/25	12,033	11,721
2.375% 3/31/29	7,500	6,861
2.5% 2/28/26	38,997	37,544
2.5% 3/31/27	7,200	6,825
2.625% 5/31/27	90	85
2.625% 7/31/29	23,875	22,000
2.75% 7/31/27	5,670	5,384
2.75% 5/31/29	18,541	17,224
2.75% 8/15/32	83,642	74,432
2.875% 5/15/32	30,472	27,455
3.125% 11/15/28	28,930	27,471
3.125% 8/31/29	3,948	3,723
3.375% 5/15/33	7,260	6,728
3.5% 1/31/28	20,540	19,893
3.5% 2/15/33	49,310	46,217
3.625% 5/15/26	35,540	34,810
3.625% 3/31/28	34,500	33,530
3.625% 3/31/30	21,930	21,114
3.75% 5/31/30	12,660	12,260
3.875% 11/30/27	14,110	13,842
3.875% 12/31/27	51,100	50,122
3.875% 8/15/33	16,114	15,502
4% 1/15/27	61,280	60,390
4% 10/31/29	19,300	18,974
4% 7/31/30	23,420	22,974
4% 1/31/31	6,420	6,291
4.125% 2/15/27	129,860	128,369
4.125% 10/31/27	8,800	8,701
4.125% 7/31/28	15,000	14,841
4.125% 8/31/30	31,870	31,464
4.125% 3/31/31	27,900	27,533
4.125% 11/15/32	27,677	27,211
4.25% 12/31/25	52,462	51,954
4.25% 3/15/27	89,660	88,942
4.25% 2/28/31	35,790	35,579
4.375% 11/30/28	32,510	32,505
4.375% 11/30/30	24,163	24,183
4.5% 3/31/26	33,798	33,621
4.625% 3/15/26	10,990	10,952
4.625% 11/15/26	32,750	32,735
4.625% 9/30/28	21,630	21,813
4.875% 10/31/30	25,780	26,508
TOTAL U.S. TREASURY OBLIGATIONS		3,069,698
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	11,520	11,353
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,418,373)		3,086,902

U.S. Government Agency - Mortgage Securities - 3.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.9%
1.5% 11/1/40 to 11/1/41	37,125	30,146
2% 2/1/28 to 12/1/41 (k)	40,889	34,458
2.5% 1/1/30 to 5/1/42	18,579	16,612
3% 11/1/34 to 2/1/52	15,658	14,199
3.5% 9/1/33 to 3/1/52	3,212	3,026
5% 5/1/52 to 12/1/52 (l)	14,690	14,370
6% 6/1/53 to 3/1/54	8,997	9,114
6.5% 3/1/54	698	711
TOTAL FANNIE MAE		122,636
Freddie Mac - 1.0%
1.5% 12/1/40 to 4/1/41	10,285	8,363
2% 6/1/35 to 7/1/41	27,694	23,816
2.5% 1/1/30 to 2/1/42 (k)(m)	58,216	51,203
3% 9/1/34	3,064	2,867
3.5% 5/1/51 to 3/1/52 (j)(l)	26,388	23,543
5% 5/1/52 to 12/1/52 (j)(l)	11,741	11,478
5.5% 9/1/52	6,273	6,237
6% 9/1/53 to 11/1/53	529	533
6.5% 10/1/53	7,288	7,517
TOTAL FREDDIE MAC		135,557
Ginnie Mae - 0.5%
Ginnie Mae:
2% 8/1/54 (f)	2,050	1,661
2% 8/1/54 (f)	12,450	10,090
2% 10/20/50 to 2/20/51	8,862	7,181
2% 7/1/54 (f)	12,650	10,243
2% 7/1/54 (f)	15,700	12,713
2% 7/1/54 (f)	5,025	4,069
2% 7/1/54 (f)	1,550	1,255
2% 7/1/54 (f)	8,275	6,701
2.5% 8/20/51 to 12/20/51	12,267	10,171
TOTAL GINNIE MAE		64,084
Uniform Mortgage Backed Securities - 1.1%
2% 7/1/54 (f)	14,800	11,575
2% 7/1/54 (f)	14,800	11,575
2.5% 7/1/54 (f)	30,700	25,073
2.5% 7/1/54 (f)	30,675	25,053
5% 7/1/54 (f)	24,400	23,581
5.5% 7/1/54 (f)	55,000	54,246
6% 7/1/54 (f)	200	201
6% 7/1/54 (f)	50	50
6% 7/1/54 (f)	75	75
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		151,429
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $488,061)		473,706

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 1.3%
Fannie Mae:
planned amortization class:
Series 2021-65 Class MA, 2% 8/25/51	7,289	6,222
Series 2022-2 Class TH, 2.5% 2/25/52	1,164	1,034
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	3,090	2,620
Series 2020-49 Class JA, 2% 8/25/44	1,092	985
Series 2020-51 Class BA, 2% 6/25/46	4,407	3,756
Series 2020-67 Class KZ, 3.25% 9/25/40	1,890	1,708
Series 2020-75 Class HA, 1.5% 12/25/44	11,954	10,322
Series 2021-68 Class A, 2% 7/25/49	2,299	1,787
Series 2021-85 Class L, 2.5% 8/25/48	1,254	1,079
Series 2021-96 Class HA, 2.5% 2/25/50	2,014	1,731
Series 2022-1 Class KA, 3% 5/25/48	2,000	1,786
Series 2022-13 Class MA, 3% 5/25/44	8,409	7,792
Series 2022-3:
Class G, 2% 11/25/47	8,434	7,237
Class N, 2% 10/25/47	16,135	13,843
Series 2022-4 Class B, 2.5% 5/25/49	1,470	1,267
Series 2022-49 Class TE, 4.5% 12/25/48	14,995	14,402
Series 2022-5:
Class 0, 2.5% 6/25/48	2,052	1,792
Class BA, 2.5% 12/25/49	2,160	1,824
Series 2022-65 Class GA, 5% 4/25/46	15,211	14,687
Series 2022-7 Class A, 3% 5/25/48	2,850	2,545
Series 2020-45 Class JL, 3% 7/25/40	310	277
Series 2021-59 Class H, 2% 6/25/48	1,295	1,035
Series 2021-66:
Class DA, 2% 1/25/48	1,388	1,114
Class DM, 2% 1/25/48	1,475	1,184
Freddie Mac:
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	4,650	3,757
Series 2022-5213 Class JM, 3.5% 9/25/51	7,064	6,646
Series 2022-5214 Class CG, 3.5% 4/25/52	2,358	2,187
Series 2022-5220 Class PK, 3.5% 1/25/51	3,176	2,924
Series 2022-5224 Class DQ, 3.75% 8/25/44	4,002	3,771
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	2,092	1,868
Class LT, 3.25% 10/25/40	1,943	1,772
Class LY, 3% 10/25/40	1,590	1,420
Series 2021-5175 Class CB, 2.5% 4/25/50	7,271	6,232
Series 2021-5180 Class KA, 2.5% 10/25/47	1,445	1,273
Series 2022-5189 Class DA, 2.5% 5/25/49	1,532	1,301
Series 2022-5190 Class BA, 2.5% 11/25/47	1,478	1,301
Series 2022-5191 Class CA, 2.5% 4/25/50	1,701	1,449
Series 2022-5197 Class DA, 2.5% 11/25/47	1,122	989
Series 2022-5198 Class BA, 2.5% 11/25/47	5,475	4,838
Series 2022-5200 Class LA, 3% 10/25/48	2,835	2,541
Series 2022-5202 Class LB, 2.5% 10/25/47	1,202	1,050
Series 2020-5041 Class LB, 3% 11/25/40	3,565	3,186
Series 2021-5083 Class VA, 1% 8/15/38	14,110	13,161
Series 2021-5176 Class AG, 2% 1/25/47	5,448	4,639
Series 2021-5182 Class A, 2.5% 10/25/48	9,458	8,153
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	1,158	997

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $177,727)		177,484

Commercial Mortgage Securities - 2.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	2,846	2,801
Freddie Mac:
floater Series 2024-K523 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 5.8743% 5/25/29 (e)(i)	21,200	21,200
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	14,753	14,569
Series 2015-K049 Class A2, 3.01% 7/25/25	5,413	5,285
Series 2015-K050 Class A2, 3.334% 8/25/25 (e)	13,656	13,360
Series 2015-K051 Class A2, 3.308% 9/25/25	20,226	19,757
Series 2015-KPLB Class A, 2.77% 5/25/25	11,355	11,073
Series 2016-K052 Class A2, 3.151% 11/25/25	26,167	25,466
Series 2016-K055 Class A2, 2.673% 3/25/26	19,600	18,828
Series 2017-K066 Class A2, 3.117% 6/25/27	2,710	2,579
Series 2017-K729 Class A2, 3.136% 10/25/24	8,535	8,459
Series 2018-K731 Class A2, 3.6% 2/25/25	3,038	3,000
Series 2018-K732 Class A2, 3.7% 5/25/25	15,808	15,574
Series 2018-K733 Class A2, 3.75% 8/25/25	17,609	17,285
Series 2019-K735 Class A2, 2.862% 5/25/26	12,733	12,240
Series 2019-K736 Class A2, 2.282% 7/25/26	8,700	8,271
Series 2022-K747 Class A2, 2.05% 11/25/28	4,800	4,280
Series K058 Class A2, 2.653% 8/25/26	12,500	11,906
Series K073 Class A2, 3.35% 1/25/28	2,900	2,759
Series 2016-K059 Class A2, 3.12% 9/25/26 (e)	2,500	2,403
Series 2017-K727 Class A2, 2.946% 7/25/24	7,522	7,493
Series K047 Class A2, 3.329% 5/25/25	12,896	12,663
Series K053 Class A2, 2.995% 12/25/25	35,493	34,419
Series K056 Class A2, 2.525% 5/25/26	48,300	46,154
Series K063 Class A2, 3.43% 1/25/27	1,800	1,735
Series K734 Class A2, 3.208% 2/25/26	8,300	8,064
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	3,310	3,259
Series K044 Class A2, 2.811% 1/25/25	21,397	21,073
FREMF 2015-KPLB Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/25 (c)	39,000	37,743
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $394,830)		393,698

Foreign Government and Government Agency Obligations - 3.6%
		Principal Amount (a) (000s)	Value ($) (000s)
Australian Commonwealth:
1.75% 11/21/32 (Reg. S)	AUD	15,000	8,237
1.75% 6/21/51 (Reg. S)	AUD	81,080	29,926
Canadian Government 1.25% 3/1/27	CAD	30,000	20,580
German Federal Republic:
1.8% 8/15/53(Reg. S)	EUR	23,070	20,393
2.2% 12/12/24(Reg. S)	EUR	66,340	70,686
2.4% 10/19/28(Reg. S)	EUR	25,900	27,627
2.6% 8/15/33(Reg. S)	EUR	217,350	235,365
United Kingdom, Great Britain and Northern Ireland 3.25% 1/31/33(Reg. S)	GBP	59,800	70,842
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $502,230)			483,656

Common Stocks - 6.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.5%
Interactive Media & Services - 0.4%
Alphabet, Inc. Class A	42,600	7,760
Meta Platforms, Inc. Class A	81,300	40,993
Pinterest, Inc. Class A (n)	199,300	8,783
		57,536
Media - 0.1%
EchoStar Corp. Class A (n)	338,100	6,022
iHeartMedia, Inc. (n)	26	0
		6,022
TOTAL COMMUNICATION SERVICES		63,558
CONSUMER DISCRETIONARY - 1.0%
Automobile Components - 0.0%
UC Holdings, Inc. (b)(n)	560,355	459
Automobiles - 0.1%
BYD Co. Ltd. (H Shares)	522,500	15,518
Broadline Retail - 0.1%
Amazon.com, Inc. (n)	95,100	18,378
Hotels, Restaurants & Leisure - 0.3%
Airbnb, Inc. Class A (n)	58,500	8,870
Booking Holdings, Inc.	2,200	8,715
Boyd Gaming Corp.	123,800	6,821
Domino's Pizza, Inc.	9,900	5,112
New Cotai LLC/New Cotai Capital Corp. (b)(g)(n)	2,242,893	1,660
Studio City International Holdings Ltd.:
ADR (c)(n)	121,177	709
(NYSE) ADR (n)	133,400	780
		32,667
Household Durables - 0.1%
TopBuild Corp. (n)	39,500	15,218
Specialty Retail - 0.2%
Dick's Sporting Goods, Inc.	50,200	10,785
Lowe's Companies, Inc.	27,200	5,997
Williams-Sonoma, Inc.	24,000	6,777
		23,559
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. (n)	108,700	15,864
LVMH Moet Hennessy Louis Vuitton SE	4,400	3,378
Tapestry, Inc.	91,100	3,898
		23,140
TOTAL CONSUMER DISCRETIONARY		128,939
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Celsius Holdings, Inc. (n)	104,700	5,977
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers, Inc. rights (b)(n)	584,047	642
U.S. Foods Holding Corp. (n)	119,700	6,342
		6,984
Personal Care Products - 0.0%
elf Beauty, Inc. (n)	30,000	6,322
TOTAL CONSUMER STAPLES		19,283
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd. (b)(n)	135,187	0
Superior Energy Services, Inc. Class A (b)	66,115	4,518
		4,518
Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp. (n)	127,900	4,173
California Resources Corp. warrants 10/27/24 (n)	34,633	618
Canvas Energy, Inc.:
Series A warrants 10/1/24 (b)(n)	289	0
Series B warrants 10/1/25 (b)(n)	289	0
Cheniere Energy, Inc.	75,400	13,182
EP Energy Corp. (b)(n)	611,545	832
Mesquite Energy, Inc. (b)(n)	185,122	15,439
Permian Resource Corp. Class A	1,422,000	22,965
Unit Corp.	28,630	1,045
		58,254
TOTAL ENERGY		62,772
FINANCIALS - 1.0%
Capital Markets - 0.2%
Ares Management Corp. Class A,	41,400	5,518
Blue Owl Capital, Inc. Class A	313,500	5,565
Coinbase Global, Inc. (n)	41,400	9,200
Moody's Corp.	14,800	6,230
		26,513
Consumer Finance - 0.1%
OneMain Holdings, Inc.	299,100	14,503
Financial Services - 0.5%
Apollo Global Management, Inc.	189,500	22,374
Block, Inc. Class A (n)	92,100	5,940
Carnelian Point Holdings LP warrants (b)(n)	544	2
Fiserv, Inc. (n)	54,100	8,063
MasterCard, Inc. Class A	27,600	12,176
Visa, Inc. Class A	82,700	21,706
		70,261
Insurance - 0.2%
Arthur J. Gallagher & Co.	81,300	21,082
TOTAL FINANCIALS		132,359
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Tenet Healthcare Corp. (n)	36,700	4,882
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
TransDigm Group, Inc.	4,900	6,260
Building Products - 0.2%
Builders FirstSource, Inc. (n)	31,700	4,388
Carlisle Companies, Inc.	26,500	10,738
Fortune Brands Innovations, Inc.	106,400	6,910
Trane Technologies PLC	33,500	11,019
		33,055
Construction & Engineering - 0.2%
Comfort Systems U.S.A., Inc.	35,500	10,796
EMCOR Group, Inc.	17,800	6,498
Willscot Mobile Mini Holdings (n)	267,000	10,050
		27,344
Electrical Equipment - 0.4%
Eaton Corp. PLC	60,500	18,970
Nextracker, Inc. Class A (n)	177,900	8,340
nVent Electric PLC	114,000	8,734
Vertiv Holdings Co.	187,600	16,241
		52,285
Machinery - 0.1%
Deere & Co.	6,700	2,503
Parker Hannifin Corp.	20,300	10,268
		12,771
Passenger Airlines - 0.0%
Air Canada (n)	800	10
Delta Air Lines, Inc.	48,600	2,306
		2,316
Trading Companies & Distributors - 0.0%
Core & Main, Inc. (n)	101,000	4,943
Penhall Acquisition Co. (b)	15,403	0
		4,943
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(g)(n)	403,760	0
Class A2 (b)(g)(n)	403,760	0
Class A3 (b)(g)(n)	403,760	0
Class A4 (b)(g)(n)	403,760	0
Class A5 (b)(g)(n)	403,760	0
Class A6 (b)(g)(n)	403,760	0
Class A7 (b)(g)(n)	403,760	0
Class A8 (b)(g)(n)	403,760	0
Class A9 (b)(g)(n)	403,760	0
		0
TOTAL INDUSTRIALS		138,974
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.1%
Arista Networks, Inc. (n)	34,200	11,986
IT Services - 0.0%
Accenture PLC Class A	16,700	5,067
GTT Communications, Inc. (b)(n)	51,638	1,647
		6,714
Semiconductors & Semiconductor Equipment - 1.2%
ASML Holding NV (depository receipt)	8,500	8,693
KLA Corp.	18,700	15,418
Lam Research Corp.	16,400	17,464
Marvell Technology, Inc.	86,600	6,053
Micron Technology, Inc.	48,900	6,432
NVIDIA Corp.	626,000	77,336
NXP Semiconductors NV	19,800	5,328
ON Semiconductor Corp. (n)	247,091	16,938
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	39,900	6,935
		160,597
Software - 0.6%
Adobe, Inc. (n)	28,564	15,868
Autodesk, Inc. (n)	21,700	5,370
Gen Digital, Inc.	197,900	4,944
Microsoft Corp.	60,500	27,040
Oracle Corp.	73,000	10,308
Palo Alto Networks, Inc. (n)	18,800	6,373
Salesforce, Inc.	37,200	9,564
UiPath, Inc. Class A (n)	293,700	3,724
		83,191
Technology Hardware, Storage & Peripherals - 0.1%
Dell Technologies, Inc.	54,700	7,544
TOTAL INFORMATION TECHNOLOGY		270,032
MATERIALS - 0.3%
Chemicals - 0.1%
Olin Corp.	149,500	7,049
The Chemours Co. LLC	293,779	6,631
Westlake Corp.	20,100	2,911
		16,591
Construction Materials - 0.1%
Eagle Materials, Inc.	48,600	10,569
Martin Marietta Materials, Inc.	10,000	5,418
		15,987
Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	332,500	8,715
Metals & Mining - 0.0%
Algoma Steel SCA (b)(n)	151,792	0
Elah Holdings, Inc. (n)(o)	517	19
		19
TOTAL MATERIALS		41,312
UTILITIES - 0.4%
Electric Utilities - 0.2%
Constellation Energy Corp.	120,700	24,173
PG&E Corp.	475,968	8,310
Portland General Electric Co.	13,962	604
		33,087
Independent Power and Renewable Electricity Producers - 0.2%
PureWest Energy (b)(n)	10,774	2
Vistra Corp.	287,300	24,702
		24,704
TOTAL UTILITIES		57,791
TOTAL COMMON STOCKS (Cost $687,188)		919,902

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(g)(n) (Cost $6,908)	193,792,711	2

Bank Loan Obligations - 3.8%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 7.500% 13.0962% 7/31/25 (e)(i)(p)	111	112
CME Term SOFR 3 Month Index + 5.090% 10.6862% 7/31/25 (e)(i)(p)	4,210	3,417
Tranche FLSO 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 7/31/25 (b)(i)(p)(q)	254	254
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8439% 9/13/29 (e)(i)(p)	5,247	4,937
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4439% 12/30/27 (e)(i)(p)	2,833	2,634
		11,354
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4292% 8/24/26 (e)(i)(p)	1,594	1,487
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 6/24/29 (e)(i)(p)	348	347
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 1/31/29 (e)(i)(p)	3,499	3,412
		5,246
TOTAL COMMUNICATION SERVICES		16,600
CONSUMER DISCRETIONARY - 0.7%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3439% 5/6/30 (e)(i)(p)	1,247	1,248
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 3/5/28 (e)(i)(p)	1,318	1,316
Diversified Consumer Services - 0.2%
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0902% 1/15/27 (e)(i)(p)	2,398	2,194
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (e)(i)(p)	8,180	6,932
TKC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.109% 5/14/28 (e)(i)(p)	11,534	11,503
		20,629
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 10/18/28 (e)(i)(p)	5,519	5,525
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0808% 1/27/29 (e)(i)(p)	13,044	13,052
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0805% 4/16/29 (e)(i)(p)	1,079	1,078
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5846% 8/1/30 (e)(i)(p)	2,701	2,711
		22,366
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1775% 6/6/31 (e)(i)(p)	45,390	44,583
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 1/20/31 (e)(i)(p)	980	986
		45,569
TOTAL CONSUMER DISCRETIONARY		91,128
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6846% 1/24/29 (e)(i)(p)	1,019	944
Food Products - 0.0%
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 2/12/31 (e)(i)(p)	940	946
TOTAL CONSUMER STAPLES		1,890
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(d)(e)(p)	1,267	0
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (e)(i)(p)	20,337	20,040
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(i)(p)	3,423	0
term loan 0% (b)(d)(e)(p)	1,476	0
		20,040
TOTAL ENERGY		20,040
FINANCIALS - 0.3%
Capital Markets - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 7/29/30 (e)(i)(p)	5,202	5,216
Insurance - 0.2%
Acrisure LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 2/15/27 (e)(i)(p)	8,122	8,110
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5936% 11/6/30 (e)(i)(p)	3,317	3,311
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8387% 11/6/30 (e)(i)(p)	5,178	5,189
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5746% 6/20/30 (e)(i)(p)	2,095	2,098
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 10.0859% 3/8/32 (e)(i)(p)	11,040	11,238
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 5/6/31 (e)(i)(p)	2,105	2,107
		32,053
TOTAL FINANCIALS		37,269
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 10/23/28 (e)(i)(p)	10,003	10,017
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4346% 10/1/27 (e)(i)(p)	9,554	9,239
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 11/15/28 (e)(i)(p)	3,260	3,265
		12,504
Health Care Technology - 0.2%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5939% 2/15/29 (e)(i)(p)	13,423	13,364
Cotiviti, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 5/1/31 (e)(i)(p)	15,716	15,617
		28,981
TOTAL HEALTH CARE		51,502
INDUSTRIALS - 0.5%
Building Products - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8359% 2/25/29 (e)(i)(p)	10,378	10,278
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 3/28/31 (e)(i)(p)	335	337
		10,615
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/21/28 (e)(i)(p)	8,294	8,294
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 2/10/31 (e)(i)(p)	2,768	2,778
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5939% 5/31/28 (e)(i)(p)	633	636
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (e)(i)(p)	14,021	14,060
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0936% 6/21/28 (e)(i)(p)	1,381	1,381
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4059% 4/11/29 (e)(i)(p)	7,306	6,865
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1952% 12/16/26 (e)(i)(p)	2,938	2,947
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5939% 4/14/29 (e)(i)(p)	1,995	2,032
		38,993
Machinery - 0.0%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6775% 3/17/30 (e)(i)(p)	743	744
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4439% 3/25/31 (e)(i)(p)	2,633	2,638
		3,382
Passenger Airlines - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0746% 10/20/27 (e)(i)(p)	899	920
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0936% 2/24/31 (e)(i)(p)	1,192	1,193
		2,113
Professional Services - 0.1%
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (e)(i)(p)	10,568	8,534
TOTAL INDUSTRIALS		63,637
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/31/28 (e)(i)(p)	970	966
IT Services - 0.0%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4846% 2/16/28 (e)(i)(p)	603	602
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4346% 6/30/28 (e)(i)(p)	2,335	1,693
		2,295
Software - 1.2%
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 2/23/32 (e)(i)(p)	95	98
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 2/24/31 (e)(i)(p)	5,170	5,205
Boxer Parent Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3439% 12/29/28 (e)(i)(p)	18,617	18,634
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0962% 9/30/28 (e)(i)(p)	7,982	7,912
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 3/1/29 (e)(i)(p)	14,061	14,029
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5939% 5/3/28 (e)(i)(p)	8,327	8,313
Modena Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 4/21/31 (i)(p)(q)	12,720	12,398
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 6/2/28 (e)(i)(p)	3,097	3,094
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.072% 10/28/30 (e)(i)(p)	5,430	5,442
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 8/31/28 (e)(i)(p)	35,165	35,178
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 4/22/28 (e)(i)(p)	3,027	2,939
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5763% 2/10/31 (e)(i)(p)	31,294	31,395
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4584% 9/1/25 (e)(i)(p)	4,570	3,964
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5808% 4/14/31 (e)(i)(p)	16,065	16,085
		164,686
TOTAL INFORMATION TECHNOLOGY		167,947
MATERIALS - 0.5%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8439% 11/15/30 (e)(i)(p)	5,287	5,136
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (e)(i)(p)	19,211	19,161
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (e)(i)(p)	1,672	1,673
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.5939% 9/22/28 (e)(i)(p)	6,631	6,652
		32,622
Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1189% 4/13/29 (e)(i)(p)	32,080	32,130
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (e)(i)(p)	774	722
		32,852
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 8/19/30 (e)(i)(p)	759	763
TOTAL MATERIALS		66,237
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC:
Tranche TLB-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.8267% 5/17/30 (e)(i)(p)	241	243
Tranche TLC-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.8267% 5/17/30 (e)(i)(p)	158	160
		403
TOTAL BANK LOAN OBLIGATIONS (Cost $521,129)		516,653

Fixed-Income Funds - 21.0%
	Shares	Value ($) (000s)
Fidelity Emerging Markets Debt Central Fund (r)	265,795,075	2,110,413
Fidelity Floating Rate Central Fund (r)	7,599,679	744,541
TOTAL FIXED-INCOME FUNDS (Cost $3,222,398)		2,854,954

Preferred Securities - 2.3%
		Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.375% (Reg. S) (e)(s)	EUR	6,100	6,833
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV:
4.375% (Reg. S) (e)(s)	EUR	20,600	20,549
7.875% (Reg. S) (e)(s)	EUR	2,800	3,581
			24,130
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer LP:
6.625% (e)(s)		17,100	17,021
7.125% (e)(s)		11,723	11,719
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 13.0308% (d)(e)(i)(s)		1,711	2,122
			30,862
FINANCIALS - 1.8%
Banks - 1.6%
Bank of America Corp.:
5.875% (e)(s)		60,475	61,186
6.25% (e)(s)		18,480	18,774
Citigroup, Inc.:
CME Term SOFR 3 Month Index + 3.420% 9.007% (e)(i)(s)		4,120	4,157
5% (e)(s)		36,455	36,769
Citigroup, Inc. 4.7% (e)(s)		8,755	8,730
JPMorgan Chase & Co.:
4% (e)(s)		19,100	18,756
4.6% (e)(s)		13,385	13,454
5% (e)(s)		18,675	19,007
Wells Fargo & Co. 5.875% (e)(s)		36,775	36,690
			217,523
Capital Markets - 0.2%
Goldman Sachs Group, Inc. CME Term SOFR 3 Month Index + 3.130% 8.4612% (e)(i)(s)		29,914	30,333
Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (c)(s)		26	2
TOTAL FINANCIALS			247,858
UTILITIES - 0.1%
Electric Utilities - 0.1%
Enel SpA 6.625% (Reg. S) (e)(s)	EUR	5,957	7,284
TOTAL PREFERRED SECURITIES (Cost $314,245)			316,967

Money Market Funds - 4.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.38% (t)	630,507,779	630,634
Fidelity Securities Lending Cash Central Fund 5.38% (t)(u)	7,799	8
TOTAL MONEY MARKET FUNDS (Cost $630,606)		630,642

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a) (000s)	Value ($) (000s)
Put Options - 0.1%
Option on an interest rate swap with Citibank N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 3.694%, expiring December 2033.	12/12/28	63,500	2,624
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	19,700	1,026

TOTAL PUT OPTIONS			3,650
Call Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	63,500	2,397
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	19,700	234

TOTAL CALL OPTIONS			2,631
TOTAL PURCHASED SWAPTIONS (Cost $6,566)			6,281

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $14,339,894)	13,736,323
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(150,694)
NET ASSETS - 100.0%	13,585,629

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
Ginnie Mae 2.5% 7/1/54	(12,700)	(10,681)
2% 7/1/54	(14,800)	(11,985)
2% 7/1/54	(2,050)	(1,660)
2% 7/1/54	(12,450)	(10,081)
2% 7/1/54	(450)	(364)

TOTAL GINNIE MAE		(34,771)

Uniform Mortgage Backed Securities
2% 7/1/54	(13,400)	(10,480)
2% 7/1/54	(14,800)	(11,575)
2% 7/1/54	(14,800)	(11,575)
2.5% 7/1/54	(30,675)	(25,053)
2.5% 7/1/54	(30,675)	(25,053)
5% 7/1/54	(24,400)	(23,581)
5% 8/1/54	(24,400)	(23,588)
5.5% 7/1/54	(55,000)	(54,246)
5.5% 8/1/54	(55,000)	(54,250)
6% 7/1/54	(325)	(326)
Uniform Mortgage Backed Securities 2.5% 8/1/54	(30,700)	(25,096)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(264,823)

TOTAL TBA SALE COMMITMENTS (Proceeds $300,897)		(299,594)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	779	Sep 2024	109,807	1,348	1,348

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	9,771	Sep 2024	1,074,657	6,270	6,270
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,009	Sep 2024	410,275	669	669
CBOT Long Term U.S. Treasury Bond Contracts (United States)	272	Sep 2024	32,181	244	244
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	33	Sep 2024	4,136	27	27

TOTAL TREASURY CONTRACTS					7,210

TOTAL PURCHASED					8,558

Sold

Bond Index Contracts
Eurex Euro-BTP Contracts (Germany)	860	Sep 2024	106,184	951	951

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	157	Sep 2024	16,733	(105)	(105)

TOTAL SOLD					846

TOTAL FUTURES CONTRACTS					9,404
The notional amount of futures purchased as a percentage of Net Assets is 11.9%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,812,893,000.
Forward Foreign Currency Contracts
Currency Purchased (000s)		Currency Sold (000s)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($) (000s)

USD	1,060	EUR	989	State Street Bank and Trust Co	7/01/24	1
EUR	4,370	USD	4,691	HSBC Bank	7/19/24	(7)
USD	39,637	AUD	59,881	Bank of America, N.A.	7/19/24	(329)
USD	20,056	CAD	27,566	State Street Bank and Trust Co	7/19/24	(102)
USD	3,014	EUR	2,810	Citibank, N. A.	7/19/24	3
USD	5,998	EUR	5,605	Royal Bank of Canada	7/19/24	(10)
USD	2,895	EUR	2,698	Royal Bank of Canada	7/19/24	3
USD	925,039	EUR	865,107	State Street Bank and Trust Co	7/19/24	(2,213)
USD	73,058	GBP	57,420	Brown Brothers Harriman & Co	7/19/24	466

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,188)
Unrealized Appreciation						473
Unrealized Depreciation						(2,661)

For the period, the average contract value for forward foreign currency contracts was $1,093,949,000. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2026	13,755	(6)	0	(6)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	285,483	929	0	929
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	79,108	726	0	726
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2034	5,116	(64)	0	(64)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	4,489	94	0	94
TOTAL INTEREST RATE SWAPS							1,679	0	1,679

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,664,124,000 or 19.6% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,047,000 or 0.0% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,205,000.
(k)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,209,000.

(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $9,541,000.
(m)	Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $269,000.
(n)	Non-income producing
(o)	Security or a portion of the security is on loan at period end.
(p)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(q)	The coupon rate will be determined upon settlement of the loan after period end.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Security is perpetual in nature with no stated maturity date.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	3,974

New Cotai LLC/New Cotai Capital Corp.	9/11/20	11,111

Tricer Holdco SCA	10/16/09 - 12/30/17	6,909

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,100

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	288,239	1,732,659	1,390,265	8,030	3	(2)	630,634	1.2%
Fidelity Emerging Markets Debt Central Fund	2,017,290	108,069	33,000	58,719	(1,084)	19,138	2,110,413	99.7%
Fidelity Floating Rate Central Fund	703,674	55,138	10,000	34,135	51	(4,322)	744,541	49.3%
Fidelity Securities Lending Cash Central Fund 5.38%	-	430,573	430,565	8	-	-	8	0.0%
Total	3,009,203	2,326,439	1,863,830	100,892	(1,030)	14,814	3,485,596

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	63,558	63,558	-	-
Consumer Discretionary	128,939	107,924	18,896	2,119
Consumer Staples	19,283	18,641	-	642
Energy	62,772	41,983	-	20,789
Financials	132,359	132,357	-	2
Health Care	4,882	4,882	-	-
Industrials	138,976	138,974	-	2
Information Technology	270,032	268,385	-	1,647
Materials	41,312	41,312	-	-
Utilities	57,791	57,789	-	2

Corporate Bonds	3,875,476	-	3,863,470	12,006

U.S. Government and Government Agency Obligations	3,086,902	-	3,086,902	-

U.S. Government Agency - Mortgage Securities	473,706	-	473,706	-

Collateralized Mortgage Obligations	177,484	-	177,484	-

Commercial Mortgage Securities	393,698	-	393,698	-

Foreign Government and Government Agency Obligations	483,656	-	483,656	-

Bank Loan Obligations	516,653	-	516,399	254

Fixed-Income Funds	2,854,954	2,854,954	-	-

Preferred Securities	316,967	-	316,967	-

Money Market Funds	630,642	630,642	-	-

Purchased Swaptions	6,281	-	6,281	-
Total Investments in Securities:	13,736,323	4,361,401	9,337,459	37,463
Derivative Instruments: Assets
Futures Contracts	9,509	9,509	-	-
Forward Foreign Currency Contracts	473	-	473	-
Swaps	1,749	-	1,749	-
Total Assets	11,731	9,509	2,222	-
Liabilities
Futures Contracts	(105)	(105)	-	-
Forward Foreign Currency Contracts	(2,661)	-	(2,661)	-
Swaps	(70)	-	(70)	-
Total Liabilities	(2,836)	(105)	(2,731)	-
Total Derivative Instruments:	8,895	9,404	(509)	-
Other Financial Instruments:
TBA Sale Commitments	(299,594)	-	(299,594)	-
Total Other Financial Instruments:	(299,594)	-	(299,594)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	473	(2,661)
Total Foreign Exchange Risk	473	(2,661)
Interest Rate Risk
Futures Contracts (b)	9,509	(105)
Purchased Swaptions (c)	6,281	0
Swaps (d)	1,749	(70)
Total Interest Rate Risk	17,539	(175)
Total Value of Derivatives	18,012	(2,836)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7) - See accompanying schedule:
Unaffiliated issuers (cost $10,486,890)	$10,250,727
Fidelity Central Funds (cost $3,853,004)	3,485,596

Total Investment in Securities (cost $14,339,894)		$13,736,323
Segregated cash with brokers for derivative instruments		1,979
Cash		17,039
Foreign currency held at value (cost $19)		19
Receivable for investments sold		4,255
Receivable for TBA sale commitments		300,897
Unrealized appreciation on forward foreign currency contracts		473
Receivable for fund shares sold		8,935
Dividends receivable		1,260
Interest receivable		113,783
Distributions receivable from Fidelity Central Funds		2,217
Receivable for daily variation margin on centrally cleared swaps		340
Other receivables		127
Total assets		14,187,647
Liabilities
Payable for investments purchased
Regular delivery	$60,597
Delayed delivery	207,096
TBA sale commitments, at value	299,594
Unrealized depreciation on forward foreign currency contracts	2,661
Payable for fund shares redeemed	16,386
Distributions payable	4,161
Accrued management fee	7,531
Distribution and service plan fees payable	607
Payable for daily variation margin on futures contracts	3,146
Other payables and accrued expenses	231
Collateral on securities loaned	8
Total liabilities		602,018
Net Assets		$13,585,629
Net Assets consist of:
Paid in capital		$14,682,502
Total accumulated earnings (loss)		(1,096,873)
Net Assets		$13,585,629

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,609,402 ÷ 142,667 shares)(a)		$11.28
Maximum offering price per share (100/96.00 of $11.28)		$11.75
Class M :
Net Asset Value and redemption price per share ($608,135 ÷ 53,938 shares)(a)		$11.27
Maximum offering price per share (100/96.00 of $11.27)		$11.74
Class C :
Net Asset Value and offering price per share ($171,757 ÷ 15,269 shares)(a)		$11.25
Fidelity Strategic Income Fund :
Net Asset Value, offering price and redemption price per share ($5,291,265 ÷ 462,306 shares)		$11.45
Class I :
Net Asset Value, offering price and redemption price per share ($4,781,705 ÷ 417,742 shares)		$11.45
Class Z :
Net Asset Value, offering price and redemption price per share ($1,123,365 ÷ 98,095 shares)		$11.45
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Amounts in thousands		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$23,331
Interest		232,297
Income from Fidelity Central Funds (including $8 from security lending)		100,892
Total income		356,520
Expenses
Management fee	$41,848
Transfer agent fees	2,821
Distribution and service plan fees	3,654
Accounting fees	274
Custodian fees and expenses	22
Independent trustees' fees and expenses	18
Registration fees	205
Audit	62
Legal	38
Miscellaneous	80
Total expenses before reductions	49,022
Expense reductions	(338)
Total expenses after reductions		48,684
Net Investment income (loss)		307,836
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	28,312
Fidelity Central Funds	(1,030)
Forward foreign currency contracts	26,890
Foreign currency transactions	(215)
Futures contracts	(16,525)
Swaps	4,953
Total net realized gain (loss)		42,385
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(29,288)
Fidelity Central Funds	14,814
Forward foreign currency contracts	10,392
Assets and liabilities in foreign currencies	(514)
Futures contracts	(26,716)
Swaps	8,009
TBA Sale commitments	5,216
Total change in net unrealized appreciation (depreciation)		(18,087)
Net gain (loss)		24,298
Net increase (decrease) in net assets resulting from operations		$332,134
Statement of Changes in Net Assets

Amount in thousands	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$307,836	$570,209
Net realized gain (loss)	42,385	(336,674)
Change in net unrealized appreciation (depreciation)	(18,087)	933,015
Net increase (decrease) in net assets resulting from operations	332,134	1,166,550
Distributions to shareholders	(280,015)	(566,783)

Share transactions - net increase (decrease)	241,790	(142,156)
Total increase (decrease) in net assets	293,909	457,611

Net Assets
Beginning of period	13,291,720	12,834,109
End of period	$13,585,629	$13,291,720

Financial Highlights
Fidelity Advisor® Strategic Income Fund Class A

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.24	$10.73	$12.51	$12.61	$12.29	$11.56
Income from Investment Operations
Net investment income (loss) A,B	.246	.456	.359	.303	.367	.412
Net realized and unrealized gain (loss)	.016	.507	(1.764)	.143	.497	.818
Total from investment operations	.262	.963	(1.405)	.446	.864	1.230
Distributions from net investment income	(.222)	(.453)	(.361)	(.305)	(.386)	(.390)
Distributions from net realized gain	-	-	(.014)	(.241)	(.158)	(.110)
Total distributions	(.222)	(.453)	(.375)	(.546)	(.544)	(.500)
Net asset value, end of period	$11.28	$11.24	$10.73	$12.51	$12.61	$12.29
Total Return C,D,E	2.36%	9.19%	(11.29)%	3.58%	7.19%	10.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H	.97%	.98%	.97%	.97%	.98%
Expenses net of fee waivers, if any	.95 % H	.97%	.97%	.96%	.97%	.97%
Expenses net of all reductions	.95% H	.97%	.97%	.96%	.97%	.97%
Net investment income (loss)	4.41% H	4.19%	3.18%	2.39%	3.02%	3.38%
Supplemental Data
Net assets, end of period (in millions)	$1,609	$1,619	$1,637	$2,072	$1,904	$1,918
Portfolio turnover rate I	87 % H	72%	69%	94%	96%	138% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Strategic Income Fund Class M

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.23	$10.72	$12.51	$12.61	$12.28	$11.55
Income from Investment Operations
Net investment income (loss) A,B	.246	.457	.360	.304	.368	.412
Net realized and unrealized gain (loss)	.016	.507	(1.774)	.142	.506	.818
Total from investment operations	.262	.964	(1.414)	.446	.874	1.230
Distributions from net investment income	(.222)	(.454)	(.362)	(.305)	(.386)	(.390)
Distributions from net realized gain	-	-	(.014)	(.241)	(.158)	(.110)
Total distributions	(.222)	(.454)	(.376)	(.546)	(.544)	(.500)
Net asset value, end of period	$11.27	$11.23	$10.72	$12.51	$12.61	$12.28
Total Return C,D,E	2.36%	9.20%	(11.37)%	3.59%	7.29%	10.75%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95% H	.97%	.97%	.96%	.96%	.97%
Expenses net of fee waivers, if any	.95 % H	.96%	.97%	.96%	.96%	.97%
Expenses net of all reductions	.95% H	.96%	.97%	.96%	.96%	.97%
Net investment income (loss)	4.41% H	4.20%	3.19%	2.39%	3.03%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$608	$616	$630	$797	$792	$806
Portfolio turnover rate I	87 % H	72%	69%	94%	96%	138% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Strategic Income Fund Class C

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.21	$10.70	$12.48	$12.58	$12.26	$11.53
Income from Investment Operations
Net investment income (loss) A,B	.203	.373	.275	.208	.276	.320
Net realized and unrealized gain (loss)	.017	.507	(1.765)	.142	.496	.818
Total from investment operations	.220	.880	(1.490)	.350	.772	1.138
Distributions from net investment income	(.180)	(.370)	(.276)	(.209)	(.294)	(.298)
Distributions from net realized gain	-	-	(.014)	(.241)	(.158)	(.110)
Total distributions	(.180)	(.370)	(.290)	(.450)	(.452)	(.408)
Net asset value, end of period	$11.25	$11.21	$10.70	$12.48	$12.58	$12.26
Total Return C,D,E	1.98%	8.39%	(11.99)%	2.81%	6.41%	9.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.71% H	1.73%	1.73%	1.72%	1.72%	1.72%
Expenses net of fee waivers, if any	1.71 % H	1.73%	1.73%	1.72%	1.72%	1.72%
Expenses net of all reductions	1.71% H	1.73%	1.73%	1.72%	1.72%	1.72%
Net investment income (loss)	3.66% H	3.43%	2.43%	1.64%	2.27%	2.63%
Supplemental Data
Net assets, end of period (in millions)	$172	$184	$222	$354	$572	$678
Portfolio turnover rate I	87 % H	72%	69%	94%	96%	138% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Strategic Income Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$10.88	$12.70	$12.79	$12.46	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.266	.495	.399	.346	.410	.454
Net realized and unrealized gain (loss)	.026	.517	(1.805)	.153	.504	.827
Total from investment operations	.292	1.012	(1.406)	.499	.914	1.281
Distributions from net investment income	(.242)	(.492)	(.400)	(.348)	(.426)	(.431)
Distributions from net realized gain	-	-	(.014)	(.241)	(.158)	(.110)
Total distributions	(.242)	(.492)	(.414)	(.589)	(.584)	(.541)
Net asset value, end of period	$11.45	$11.40	$10.88	$12.70	$12.79	$12.46
Total Return C,D	2.60%	9.54%	(11.14)%	3.96%	7.53%	11.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66% G	.68%	.68%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.66 % G	.67%	.68%	.66%	.67%	.68%
Expenses net of all reductions	.66% G	.67%	.68%	.66%	.67%	.68%
Net investment income (loss)	4.71% G	4.49%	3.48%	2.69%	3.32%	3.68%
Supplemental Data
Net assets, end of period (in millions)	$5,291	$5,417	$5,457	$7,245	$6,823	$8,139
Portfolio turnover rate H	87 % G	72%	69%	94%	96%	138% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Strategic Income Fund Class I

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$10.88	$12.70	$12.79	$12.46	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.263	.490	.394	.340	.404	.449
Net realized and unrealized gain (loss)	.027	.518	(1.805)	.153	.505	.827
Total from investment operations	.290	1.008	(1.411)	.493	.909	1.276
Distributions from net investment income	(.240)	(.488)	(.395)	(.342)	(.421)	(.426)
Distributions from net realized gain	-	-	(.014)	(.241)	(.158)	(.110)
Total distributions	(.240)	(.488)	(.409)	(.583)	(.579)	(.536)
Net asset value, end of period	$11.45	$11.40	$10.88	$12.70	$12.79	$12.46
Total Return C,D	2.57%	9.49%	(11.18)%	3.91%	7.48%	11.00%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71% G	.72%	.72%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.71 % G	.72%	.72%	.71%	.71%	.72%
Expenses net of all reductions	.71% G	.72%	.72%	.71%	.71%	.72%
Net investment income (loss)	4.66% G	4.44%	3.44%	2.64%	3.28%	3.64%
Supplemental Data
Net assets, end of period (in millions)	$4,782	$4,401	$3,986	$5,460	$4,890	$4,899
Portfolio turnover rate H	87 % G	72%	69%	94%	96%	138% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Strategic Income Fund Class Z

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$10.89	$12.70	$12.80	$12.47	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.269	.502	.405	.352	.417	.461
Net realized and unrealized gain (loss)	.017	.517	(1.794)	.143	.504	.837
Total from investment operations	.286	1.019	(1.389)	.495	.921	1.298
Distributions from net investment income	(.246)	(.499)	(.407)	(.354)	(.433)	(.438)
Distributions from net realized gain	-	-	(.014)	(.241)	(.158)	(.110)
Total distributions	(.246)	(.499)	(.421)	(.595)	(.591)	(.548)
Net asset value, end of period	$11.45	$11.41	$10.89	$12.70	$12.80	$12.47
Total Return C,D	2.54%	9.60%	(11.00)%	3.92%	7.59%	11.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.61% G	.62%	.62%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.61 % G	.61%	.62%	.61%	.61%	.62%
Expenses net of all reductions	.60% G	.61%	.62%	.61%	.61%	.62%
Net investment income (loss)	4.76% G	4.55%	3.54%	2.74%	3.38%	3.74%
Supplemental Data
Net assets, end of period (in millions)	$1,123	$1,054	$902	$1,058	$662	$587
Portfolio turnover rate H	87 % G	72%	69%	94%	96%	138% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.02%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Strategic Income Fund	$125

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, swap agreements, partnerships, capital loss carryforwards and losses deferred due to futures contracts and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$480,165
Gross unrealized depreciation	(1,058,163)
Net unrealized appreciation (depreciation)	$(577,998)
Tax cost	$14,324,518

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(241,468)
Long-term	(222,948)
Total capital loss carryforward	$(464,416)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Strategic Income Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	26,890	10,392
Total Foreign Exchange Risk	26,890	10,392
Interest Rate Risk
Futures Contracts	(16,525)	(26,716)
Purchased Options	-	(407)
Swaps	4,953	8,009
Total Interest Rate Risk	(11,572)	(19,114)
Totals	15,318	(8,722)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Strategic Income Fund	3,657,249	3,899,944

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.69
Class C	.70
Fidelity Strategic Income Fund	.65
Class I	.69
Class Z	.59

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Fidelity Strategic Income Fund	.65
Class I	.69
Class Z	.59

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,007	53
Class M	- %	.25%	761	9
Class C	.75%	.25%	886	97
			3,654	159

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	49
Class M	7
Class C A	1
57

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	419.1564
Class M	151.1486
Class C	49.1638
Fidelity Strategic Income Fund	972.1089
Class I	1,143.1539
Class Z	87.0500
	2,821

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Strategic Income Fund	.0124

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Strategic Income Fund	2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Strategic Income Fund	16,990	11,722	1,423
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Strategic Income Fund	12
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Strategic Income Fund	1	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $26.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $312.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Advisor Strategic Income Fund
Distributions to shareholders
Class A	$31,868	$67,298
Class M	12,080	25,593
Class C	2,849	6,777
Fidelity Strategic Income Fund	112,788	240,046
Class I	97,158	183,592
Class Z	23,272	43,477
Total	$280,015	$566,783
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Advisor Strategic Income Fund
Class A
Shares sold	9,243	15,738	$103,574	$171,190
Reinvestment of distributions	2,718	5,894	30,476	64,318
Shares redeemed	(13,333)	(30,202)	(149,395)	(328,277)
Net increase (decrease)	(1,372)	(8,570)	$(15,345)	$(92,769)
Class M
Shares sold	3,001	5,068	$33,638	$55,110
Reinvestment of distributions	1,056	2,296	11,830	25,043
Shares redeemed	(4,986)	(11,236)	(55,826)	(122,103)
Net increase (decrease)	(929)	(3,872)	$(10,358)	$(41,950)
Class C
Shares sold	1,448	1,887	$16,179	$20,525
Reinvestment of distributions	248	605	2,774	6,584
Shares redeemed	(2,865)	(6,830)	(32,001)	(74,051)
Net increase (decrease)	(1,169)	(4,338)	$(13,048)	$(46,942)
Fidelity Strategic Income Fund
Shares sold	32,561	55,288	$370,166	$611,273
Reinvestment of distributions	8,695	19,106	98,908	211,514
Shares redeemed	(54,081)	(100,696)	(614,014)	(1,110,551)
Net increase (decrease)	(12,825)	(26,302)	$(144,940)	$(287,764)
Class I
Shares sold	73,461	119,335	$834,981	$1,318,952
Reinvestment of distributions	8,147	15,754	92,719	174,425
Shares redeemed	(49,866)	(115,366)	(567,044)	(1,272,517)
Net increase (decrease)	31,742	19,723	$360,656	$220,860
Class Z
Shares sold	16,630	36,757	$189,113	$406,571
Reinvestment of distributions	1,627	3,150	18,523	34,900
Shares redeemed	(12,563)	(30,338)	(142,811)	(335,062)
Net increase (decrease)	5,694	9,569	$64,825	$106,409
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Strategic Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.30% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.705747.126
SI-SANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024